Capitalized Software, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Capitalized software, additions	$ 23.6	$ 6.2
Capitalized software, amortization	$ 7.3	$ 4.0